Financial Assets at Fair Value through Other Comprehensive Income - Summary of Financial Assets at Fair Value through Other Comprehensive Income Current and Noncurrent (Detail)
$ in Millions, $ in Millions
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 6,787	$ 216	$ 4,667
Financial assets at fair value through other comprehensive income	19	$ 1	0
Domestic listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	274		126
Financial assets at fair value through other comprehensive income	19		0
Domestic non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	4,924		3,874
Foreign non-listed stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	1,566		$ 667
Foreign Listed Stocks [Member]
Disclosure of financial assets [Line Items]
Financial assets at fair value through other comprehensive income	$ 23